CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Stock	Additional Paid-in Capital	Retained Earnings		Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Impact of Restatement on Opening Retained Earnings, Net of Tax	$ (10,317)	[1]	$ 0	$ 0	$ (10,317)	[1]	$ 0	$ 0
Balance, shares at Jun. 25, 2014			64,559,000
Balance at Jun. 25, 2014	63,094		$ 17,625	484,320	2,306,532		(2,744,443)	(940)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	194,659	[1]	0	0	194,659	[1]	0	0
Other comprehensive loss	(7,690)		0	0	0		0	(7,690)
Dividends	(71,543)		0	0	(71,543)		0	0
Stock-based compensation	14,989		0	14,989	0		0	0
Purchases of treasury stock	(306,255)		$ 0	(4,804)	0		(301,451)	0
Purchases of treasury stock, shares			(5,445,000)
Issuances of common stock	16,259		$ 0	(20,386)	0		36,645	0
Issuances of common stock, shares			1,472,000
Excess tax benefit from stock-based compensation	15,992		$ 0	15,992	0		0	0
Balance, shares at Jun. 24, 2015			60,586,000
Balance at Jun. 24, 2015	(90,812)		$ 17,625	490,111	2,419,331		(3,009,249)	(8,630)
Impact of Restatement on Opening Retained Earnings, Net of Tax					(10,317)
Restatement of Prior Year Income, Net of Tax	(2,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	200,620	[1]	0	0	200,620	[1]	0	0
Other comprehensive loss	(2,964)		0	0	0		0	(2,964)
Dividends	(74,235)		0	0	(74,235)		0	0
Stock-based compensation	15,207		0	15,207	0		0	0
Purchases of treasury stock	(284,905)		$ 0	(3,796)	0		(281,109)	0
Purchases of treasury stock, shares			(5,842,000)
Issuances of common stock	6,147		$ 0	(11,778)	0		17,925	0
Issuances of common stock, shares			677,000
Excess tax benefit from stock-based compensation	$ 5,366		$ 0	5,366	0		0	0
Balance, shares at Jun. 29, 2016	55,420,656		55,421,000
Balance at Jun. 29, 2016	$ (225,576)		$ 17,625	495,110	2,545,716		(3,272,433)	(11,594)
Restatement of Prior Year Income, Net of Tax	(100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	150,823		0	0	150,823		0	0
Other comprehensive loss	(327)		0	0	0		0	(327)
Dividends	(69,466)		0	0	(69,466)		0	0
Stock-based compensation	14,453		0	14,453	0		0	0
Purchases of treasury stock	(370,877)		$ 0	(1,753)	0		(369,124)	0
Purchases of treasury stock, shares			(7,451,000)
Issuances of common stock	5,621		$ 0	(7,404)	0		13,025	0
Issuances of common stock, shares			471,000
Excess tax benefit from stock-based compensation	$ 1,668		$ 0	1,668	0		0	0
Balance, shares at Jun. 28, 2017	48,440,721		48,441,000
Balance at Jun. 28, 2017	$ (493,681)		$ 17,625	$ 502,074	2,627,073		$ (3,628,532)	$ (11,921)
Impact of Restatement on Opening Retained Earnings, Net of Tax					$ (12,500)

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.